Cover	Dec. 08, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39817
Entity Registrant Name	Boxed, Inc.
Entity Central Index Key	0001828672
Entity Tax Identification Number	85-3316188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	451 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	646
Local Phone Number	586-5599
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Seven Oaks Acquisition Corp.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	BOXD
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	BOXD WS
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	445 Park Avenue
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022